Liquidity Risks and Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Liquidity Risks and Going Concern (Details) [Line Items]
Cash	$ 98	$ 177
Accumulated deficit	(33,080)	(30,061)
Net losses	(3,019)	(4,400)
Cash flows in operating activities	$ (3,624)	$ (2,601)
Subsequent Event [Member]
Liquidity Risks and Going Concern (Details) [Line Items]
Cash			$ 226